ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable, gross	$ 23,305	$ 27,994
Less: Allowance for credit losses	(5,297)	(5,581)	$ (4,472)
Total	18,008	22,413
Charged to Expenses	1,354	2,229
Billed
Accounts receivable, net
Accounts receivable, gross	17,907	19,703
Unbilled
Accounts receivable, net
Accounts receivable, gross	$ 5,398	$ 8,291